Cover	Aug. 29, 2023
Cover [Abstract]
Entity Registrant Name	Cool Technologies, Inc.
Entity Central Index Key	0001399352
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 29, 2023
Entity File Number	000-53443
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	75-3076597
Entity Address Address Line 1	8875 Hidden River Parkway
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33637
City Area Code	813
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	975-7467